Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted EPS attributable to our Class A shares for the period from July 1, 2024 to September 30, 2024, which represents the period subsequent to the Offering.

(in thousands, except for share and per share amounts)	Period of July 1 - September 30, 2024
Numerator
Net loss	$(2,756)
Less: Net loss attributable to noncontrolling interest	(5,412)

Net income attributable to LandBridge Company LLC	2,656
Less: Undistributed earnings allocated to participating securities	94

Basic net income attributable to LandBridge Company LLC	$2,562

(in thousands, except for share and per share amounts)	Period of July 1 - September 30, 2024
Numerator
Plus: Net loss attributable to noncontrolling interest	(5,412)
Plus: Undistributed earnings allocated to participating securities	94

Diluted net loss attributable to shareholders	$(2,756)

Denominator
Basic weighted average shares outstanding	17,425,000

Dilutive Class B shares	55,726,603

Diluted weighted average shares outstanding	73,151,603

Basic net income per share	$0.15
Diluted net loss per share	$(0.04)